RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
RESTRICTED CASH
Restricted cash current	¥ 1,387	$ 218	¥ 4,661
Restricted cash non-current	¥ 138	$ 22	¥ 107,470